Summary of Significant Accounting Policies - Segments (Details) $ in Thousands, € in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) segment	Sep. 30, 2024 segment	Dec. 31, 2023 USD ($) segment	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Reporting segments		1
Adagio Medical Inc
Reporting segments	1		1
Cash, FDIC Insured Amount	$ 250		$ 250	€ 0.1	€ 0.1